Basis of Presentation and General information	12 Months Ended
Dec. 31, 2024
Basis of Presentation and General information [Abstract]
Basis of Presentation and General information
1.	Basis of Presentation and General information:

Castor Maritime Inc. (“Castor”) was incorporated in September 2017 under the laws of the Republic of the Marshall Islands. The accompanying consolidated financial statements include the accounts of Castor and its wholly owned and majority-owned subsidiaries (collectively, the “Company”). Castor   is a diversified global shipping and energy company, with activities directly and indirectly in investment and asset management, vessel ownership, technical and commercial ship management and energy infrastructure projects. On December 21, 2018, Castor’s common shares, par value $0.001 (the “common shares”) began trading on the Euronext NOTC, under the symbol “CASTOR” and, on February 11, 2019, they began trading on the Nasdaq Capital Market, or Nasdaq, under the symbol “CTRM”. As of December 31, 2024, Castor was controlled by Thalassa Investment Co. S.A. (“Thalassa”) by virtue of its ownership of 100% of the Series B preferred shares of Castor and, as a result, Thalassa controlled the outcome of matters on which shareholders are entitled to vote. Thalassa is controlled by Petros Panagiotidis, the Company’s Chairman, Chief Executive Officer and Chief Financial Officer.

On March 27, 2024, the Company effected a 1-for-10 reverse stock split on its issued and outstanding common shares (Note 14). All share and per share amounts disclosed in the accompanying consolidated financial statements give effect to this reverse stock split retroactively for the periods presented.

On March 7, 2023 (the “Distribution Date”), the Company contributed the subsidiaries constituting the Company’s Aframax/LR2 and Handysize tanker segments and Elektra (as defined below) to the Company’s wholly owned subsidiary, Toro Corp. (“Toro”), in exchange for (i) the issuance by Toro to Castor of all 9,461,009 of Toro’s issued and outstanding common shares, and 140,000 1.00% Series A fixed rate cumulative perpetual convertible preferred shares of Toro (the “Series A Preferred Shares”), having a stated amount of $1,000 and a par value of $0.001 per share and (ii) the issuance of 40,000 Series B preferred shares of Toro, par value $0.001 per share, to Pelagos Holdings Corp, a company controlled by the Company’s Chairman, Chief Executive Officer and Chief Financial Officer. On the same day, the Company distributed all of Toro’s common shares outstanding to its holders of common shares of record at the close of business on February 22, 2023 at a ratio of one Toro common share for every ten Company common shares (such transactions collectively, the “Spin-Off”). The Spin-Off was concluded on March 7, 2023. Results of operations and cash flows of the Aframax/LR2 and Handysize tanker segments that were part of the Spin-Off are reported as discontinued operations for the years ended December 31, 2022 and 2023 (Note 3). Toro’s shares commenced trading on the same date on the Nasdaq Capital Market under the symbol “TORO”. As part of the Spin-Off, Toro entered into various agreements effecting the separation of Toro’s business from the Company, including a Contribution and Spin-Off Distribution Agreement, pursuant to which, among other things, (i) the Company agreed to indemnify Toro and its vessel-owning subsidiaries for any and all obligations and other liabilities arising from or relating to the operation, management or employment of vessels or subsidiaries the Company retained after the Distribution Date and Toro agreed to indemnify the Company for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the vessels contributed to it or its vessel-owning subsidiaries, and (ii) Toro replaced the Company as guarantor under an $18.0 million term loan facility entered into by Alpha Bank S.A. and two of the Company’s former tanker-owning subsidiaries on April 27, 2021. The Contribution and Spin-Off Distribution Agreement also provided for the settlement or extinguishment of certain liabilities and other obligations between the Company and Toro and provides the Company with certain registration rights relating to Toro’s common shares, if any, issued upon conversion of the Toro Series A Preferred Shares issued to the Company in connection with the Spin-Off.

The assets and liabilities of Toro on March 7, 2023, were as follows:
March 7, 2023
Cash and cash equivalents	$61,359,774
Accounts receivable trade, net	6,767,408
Due from related parties, current	4,528,948
Inventories	890,523
Prepaid expenses and other assets, current	1,447,062
Vessels, net	91,492,003
Restricted cash	700,000
Due from related parties, non-current	1,708,474
Prepaid expenses and other assets, non-current	4,449,999
Deferred charges, net	2,685,922
Due to Related Parties	(3,001,865)
Accounts payable	(2,432,095)
Accrued liabilities	(3,041,530)
Long-term debt, net	(12,413,056)
Net assets of Toro	155,141,567
Less: Investment in Preferred Shares of Toro issued as part of Spin-Off (refer Note 4(c))	(117,222,135)
Distribution of net assets of Toro to the Company’s shareholders	$37,919,432

With effect from July 1, 2022, Castor Ships S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands (“Castor Ships”), a related party controlled by the Company’s Chairman, Chief Executive Officer and Chief Financial Officer, Petros Panagiotidis, manages the Company’s business overall. Prior to this date, Castor Ships provided only commercial ship management and administrative services to the Company (see also Note 4).

Pavimar S.A. (“Pavimar”), a related party controlled by Ismini Panagiotidis, the sister of the Company’s Chairman, Chief Executive Officer, Chief Financial Officer and controlling shareholder, Petros Panagiotidis, provided technical, crew and operational management services to the Company through the first half of 2022. With effect from July 1, 2022, Pavimar co-manages with Castor Ships the technical management of the Company’s dry bulk vessels, except for the M/V Magic Celeste, M/V Magic Ariel and M/V Magic Starlight, for which Castor Ships has provided the technical management since August 16, 2024, October 9, 2024 and December 18, 2024, respectively.

As of December 31, 2024, the Company owned a diversified fleet of 13 vessels, with a combined carrying capacity of 0.9 million dwt, consisting of four Kamsarmax, five Panamax and one Ultramax dry bulk vessels, as well as two 2,700 TEU and one 1,850 TEU containerships.

On December 12, 2024, Castor Maritime Inc., through a wholly owned subsidiary, entered into a share purchase agreement, pursuant to which Castor agreed to acquire from MPC Münchmeyer Petersen & Co. GmbH (“MPC Holding”), subject to certain  terms and conditions, 26,116,378 shares of common stock of MPC Münchmeyer Petersen Capital AG (“MPC Capital”), representing 74.09% of MPC Capital’s outstanding common stock, for a cash price of €7.00 per share, equivalent to aggregate consideration of €182.8 million (approximately $192.0 million at the time of the transaction), excluding transaction related costs. On December 16, 2024, the acquisition  of the 26,116,378 shares of common stock of MPC Capital was completed. MPC Capital is an investment and asset manager specializing in infrastructure projects in the maritime and energy sectors. Partnering and co-investing with institutional investors, MPC Capital provides tailor-made investment solutions, project access, and integrated asset management expertise, including technical and commercial ship management. The transaction was financed with cash on hand and the proceeds of (i) a $100 million senior term loan facility between Toro and Castor and (ii) the issuance of an additional 50,000 of Castor’s 5.00% Series D cumulative perpetual convertible preferred shares, par value $0.001 per share (the “Series D Preferred Shares”) to Toro for an aggregate consideration of $50,000,000, each of which are discussed in greater detail below.

The Company accounted for the control obtained in MPC Capital on December 16, 2024 “as a business combination”, which resulted in the application of the “acquisition method”, as defined under ASC 805, Business Combinations, with the Company to be considered the accounting acquirer of MPC Capital. The assets acquired and liabilities assumed on the date of control were recorded at fair value (Note 8).

Details of the Company’s wholly-owned and majority-owned subsidiaries as of December 31, 2024, are listed below.

(a)     Consolidated vessel owning subsidiaries:

	Company	Country of incorporation	Vessel Name	DWT	Year Built	Delivery date to Castor
1	Spetses Shipping Co. (“Spetses”)	Marshall Islands	M/V Magic P	76,453	2004	February 2017
2	Liono Shipping Co. (“Liono”)	Marshall Islands	M/V Magic Thunder	83,375	2011	April 2021
3	Mulan Shipping Co. (“Mulan”)	Marshall Islands	M/V Magic Starlight	81,048	2015	May 2021
4	Cinderella Shipping Co. (“Cinderella”)	Marshall Islands	M/V Magic Eclipse	74,940	2011	June 2021
5	Mickey Shipping Co. (“Mickey”)	Marshall Islands	M/V Magic Callisto	74,930	2012	January 2022
6	Songoku Shipping Co. (“Songoku”)	Marshall Islands	M/V Magic Pluto	74,940	2013	August 2021
7	Asterix Shipping Co. (“Asterix”)	Marshall Islands	M/V Magic Perseus	82,158	2013	August 2021
8	Johnny Bravo Shipping Co. (“Johnny Bravo”)	Marshall Islands	M/V Magic Mars	76,822	2014	September 2021
9	Jerry Shipping Co. (“Jerry S”)	Marshall Islands	M/V Ariana A	38,117	2005	November 2022
10	Tom Shipping Co. (“Tom S”)	Marshall Islands	M/V Gabriela A	38,121	2005	November 2022
11	Aladdin Shipping Co. (“Aladdin”)	Marshall Islands	M/V Magic Celeste	63,310	2015	August 2024
12	Ariel Shipping Co. (“Ariel”)	Marshall Islands	M/V Magic Ariel	81,845	2020	October 2024
13	Yogi Bear Shipping Co. (Yogi”)	Marshall Islands	M/V Raphaela	26,811	2008	October 2024

(b)     Consolidated subsidiaries formed to acquire vessels:
	Company	Country of incorporation
1	Containco Shipping Inc.	Marshall Islands

(c)     Consolidated holding subsidiary:

	Company	Country of incorporation
1	Thalvora Holdings GmbH	Germany

(d)     Consolidated non-vessel owning subsidiaries:

	Company	Country of incorporation
1	Castor Maritime SCR Corp. (“Castor SCR”) (1)	Marshall Islands
2	Bagheera Shipping Co. (“Bagheera”) (2)	Marshall Islands
3	Luffy Shipping Co. (“Luffy”) (3)	Marshall Islands
4	Kabamaru Shipping Co. (“Kabamaru”) (4)	Marshall Islands
5	Bistro Maritime Co. (“Bistro”) (5)	Marshall Islands
6	Garfield Shipping Co. (“Garfield”) (6)	Marshall Islands
7	Pikachu Shipping Co. (“Pikachu”) (7)	Marshall Islands
8	Jumaru Shipping Co. (“Jumaru”) (8)	Marshall Islands
9	Pumba Shipping Co. (“Pumba”) (9)	Marshall Islands
10	Snoopy Shipping Co. (“Snoopy”) (10)	Marshall Islands
11	Super Mario Shipping Co. (“Super Mario”) (11)	Marshall Islands
12	Stewie Shipping Co. (“Stewie”) (12)	Marshall Islands
13	Pocahontas Shipping Co. (“Pocahontas”) (13)	Marshall Islands
14	Indigo Global Corp.	Marshall Islands

(1)	Incorporated under the laws of the Marshall Islands on September 16, 2021, this entity serves as the Company’s subsidiaries’ cash manager with effect from November 1, 2021.

(2)	Bagheera Shipping Co. no longer owns any vessel following the sale of the M/V Magic Rainbow on March 13, 2023, and delivery of such vessel to an unaffiliated third-party on April 18, 2023.

(3)	Luffy Shipping Co. no longer owns any vessel following the sale of the M/V Magic Twilight on June 2, 2023, and delivery of such vessel to an unaffiliated third-party on July 20, 2023.

(4)	Kabamaru Shipping Co. no longer owns any vessel following the sale of the M/V Magic Argo on September 22, 2023, and delivery of such vessel to an unaffiliated third-party on December 14, 2023.

(5)	Bistro Maritime Co. no longer owns any vessel following the sale of the M/V Magic Sun on October 6, 2023, and delivery of such vessel to an unaffiliated third-party on November 14, 2023.

(6)	Garfield Shipping Co. no longer owns any vessel following the sale of the M/V Magic Phoenix on October 16, 2023, and delivery of such vessel to an unaffiliated third-party on November 27, 2023.

(7)
Pikachu Shipping Co. no longer owns any vessel following the sale of the M/V Magic Moon on November 10, 2023, and delivery of such vessel to an unaffiliated third-party on January 16, 2024 (see also Note 7).

(8)
Jumaru Shipping Co. no longer owns any vessel following the sale of the M/V Magic Nova on January 19, 2024, and delivery of such vessel to an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer on March 11, 2024 (see also Note 7).

(9)
Pumba Shipping Co. no longer owns any vessel following the sale of the M/V Magic Orion on December 7, 2023, and delivery of such vessel to an unaffiliated third-party on March 22, 2024 (see also Note 7).

(10)
Snoopy Shipping Co. no longer owns any vessel following the sale of the M/V Magic Nebula on February 15, 2024, and delivery of such vessel to an entity affiliated with a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer on April 18, 2024 (see also Note 7).

(11)
Super Mario Shipping Co. no longer owns any vessel following the sale of the M/V Magic Venus on December 21, 2023, and delivery of such vessel to an entity affiliated with a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer on May 10, 2024 (see also Note 7).

(12)	Stewie Shipping Co. no longer owns any vessel following the sale of the M/V Magic Vela on May 1, 2024, and delivery of such vessel to an unaffiliated third-party on May 23, 2024 (see also Note 7).

(13)
Pocahontas Shipping Co. no longer owns any vessel following the sale of the M/V Magic Horizon on January 19, 2024, and delivery of such vessel to an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer on May 28, 2024 (see also Note 7).

(e)     Consolidated majority-owned subsidiaries:

Company	Country of incorporation	Shares held in percent	Shareholder
MPC Münchmeyer Petersen Capital AG	Germany	74.09%	Thalvora Holdings GmbH

The consolidated subsidiaries in the table below are held by the MPC Münchmeyer Petersen Capital AG:

Company	Country of incorporation	Shares held in percent	Shareholder
Curamus Managementgesellschaft mbH, Hamburg (formerly: Verwaltung ZLG Abwicklungsgesellschaft mbH, Hamburg)	Germany	100%	MPC Capital Dritte Beteiligungsgesellschaft mbH, Hamburg
Deepsea Oil Explorer Plus GmbH & Co. KG, Hamburg	Germany	100%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
Duisburg Invest Beteiligungsgesellschaft mbH & Co. KG, Hamburg	Germany	100%	MPC Capital AG, Hamburg 99.90% MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg 0.10%
Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG, Hamburg	Germany	100%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
ELG Erste Liquidationsmanagement GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
First Fleet Philipp Beteiligungs GmbH, Delmenhorst	Germany	100%	MPC Capital Investments GmbH, Hamburg
Harper Petersen Albis GmbH & Co. KG, Hamburg (formerly: Albis Shipping & Transport GmbH & Co. KG, Hamburg)	Germany	100%	Harper Petersen & Co. GmbH & Co. KG, Hamburg
Harper Petersen & Co. Asia Ltd., Hongkong / China	China	100%	Harper Petersen & Co. GmbH & Co. KG, Hamburg
Harper Petersen & Co. B.V., Amsterdam / Netherlands	Netherlands	100%	Harper Petersen & Co. GmbH & Co. KG, Hamburg
Harper Petersen & Co. GmbH & Co. KG, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
Harper Petersen & Co. Pte Ltd., Singapur	Singapore	100%	Harper Petersen & Co. GmbH & Co. KG, Hamburg
HLD Vermögensverwaltungsgesellschaft UG (haftungsbeschränkt) i.L., Hamburg	Germany	100%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
Immobilienmanagement MPC Student Housing Venture GmbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
Immobilienmanagement Sachwert Rendite-Fonds GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Management Sachwert Rendite-Fonds Immobilien GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Managementgesellschaft Harper Petersen mbH, Hamburg	Germany	100%	Harper Petersen & Co. GmbH & Co. KG, Hamburg
Managementgesellschaft MPC Global Maritime Opportunity Private Placement GmbH, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
Managementgesellschaft MPC Solarpark mbH, Hamburg	Germany	100%	MPC Münchmeyer Petersen Real Estate Consulting GmbH, Hamburg
Managementgesellschaft Oil Rig Plus mbH, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
MPC Achte Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Best Select Company Plan Managementgesellschaft mbH, Quickborn	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Capital Advisory GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg	Germany	100%	MPC Capital AG, Hamburg
MPC Capital Dritte Beteiligungsgesellschaft mbH, Hamburg (formerly: MPC Micro Living Development GmbH, Hamburg)	Germany	100%	MPC Capital AG, Hamburg
MPC Capital GmbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
MPC Capital Investments GmbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
MPC Capital Zweite Beteiligungsgesellschaft mbH, Hamburg	Germany	100%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
MPC Dritte Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC ECOBOX OPCO 1 Beteiligungs GmbH & Co. KG. Hamburg	Germany	51.1%	MPC Capital Zweite Beteiligungsgesellschaft mbH, Hamburg
MPC ECOBOX OPCO 2 Beteiligungs GmbH & Co. KG. Hamburg	Germany	77.6%	MPC Capital Zweite Beteiligungsgesellschaft mbH, Hamburg
MPC ECOBOX OPCO 4 GmbH & Co. KG i.L., Hamburg	Germany	81.7%	MPC Capital Zweite Beteiligungsgesellschaft mbH, Hamburg
MPC Energías Renovables Colombia S.A.S., Bogotá / Colombia	Colombia	100%	MPC Capital GmbH, Hamburg
MPC Elfte Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Fünfte Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Investment Partners GmbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
MPC Investment Services GmbH, Hamburg	Germany	100%	MPC Capital AG
MPC Maritime Beteiligungsgesellschaft mbH & Co. KG, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
MPC Maritime Beteiligungsverwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
MPC Maritime Holding GmbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
MPC Maritime Investments GmbH i.L., Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
MPC Multi Asset Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
MPC Münchmeyer Petersen Real Estate Consulting GmbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
MPC Neunte Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Real Value Fund Verwaltungsgesellschaft mbH, Quickborn	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Renewable Panama S.A., Panama	Panama	100%	MPC Capital GmbH, Hamburg
MPC Schiffsbeteiligung Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Nielbühl	Germany	100%	MPC Maritime Holding GmbH, Hamburg
MPC Sechste Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Siebte Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Silica Invest GmbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
MPC Venture Invest AG, Wien / Austria	Austria	100%	MPC Capital AG, Hamburg
MPC Vierte Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Zehnte Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Zweite Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MS STADT RAVENSBURG ERSTE T + H Verwaltungs GmbH, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
Panda Invest GmbH, Hamburg	Germany	100%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
Palmaille Ship Invest GmbH, Hamburg	Germany	31.0%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
PB BS GMO Verwaltungs GmbH, Hamburg	Germany	100%	MPC Capital Investments GmbH, Hamburg
PBH Maritime Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
RES Maxis B.V., Amsterdam / Netherlands	Netherlands	71.5%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
TVP Treuhand- und Verwaltungsgesellschaft für Publikumsfonds mbH & Co. KG, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltung “Rio Blackwater” Schifffahrtsgesellschaft mbH, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
Verwaltung Achte Sachwert Rendite-Fonds Deutschland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Asien Opportunity Real Estate GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Bluewater Investments GmbH, Hamburg	Germany	100%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
Verwaltung Dreiundvierzigste Sachwert Rendite-Fonds Holland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Dritte MPC Sachwert Rendite-Fonds Opportunity Amerika GmbH, Quickborn	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Einundsiebzigste Sachwert Rendite-Fonds Holland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Elfte Sachwert Rendite-Fonds Deutschland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Fünfte Sachwert Rendite-Fonds Deutschland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung MPC Capital Beteiligungsgesellschaft mbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
Verwaltung MPC Global Maritime Opportunity Private Placement GmbH, Hamburg	Germany	100%	MPC Capital Investments GmbH, Hamburg
Verwaltung MPC Real Estate Opportunity Private Placement Amerika GmbH, Quickborn	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung MPC Sachwert Rendite-Fonds Opportunity Amerika GmbH, Quickborn	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung MPC Sachwert Rendite-Fonds Opportunity Asien GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung MPC Solarpark GmbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltung MPC Student Housing Beteiligung UG, Quickborn	Germany	100%	MPC Capital AG, Hamburg
Verwaltung MPC Student Housing Venture GmbH, Quickborn	Germany	100%	MPC Capital AG, Hamburg
Verwaltung Neunte Sachwert Rendite-Fonds Deutschland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Neunundfünfzigste Sachwert Rendite-Fonds Holland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Sachwert Rendite-Fonds Japan GmbH, Quickborn	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Sechste Sachwert Rendite-Fonds Deutschland (Private Placement) GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Sechsundvierzigste Sachwert Rendite-Fonds Holland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung SHV Management Participation GmbH, Quickborn	Germany	100%	MPC Capital AG, Hamburg
Verwaltung Siebenundfünfzigste Sachwert Rendite-Fonds Holland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Siebenundvierzigste Sachwert Rendite-Fonds Holland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Siebte Sachwert Rendite-Fonds Deutschland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Siebzigste Sachwert Rendite-Fonds Holland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung TVP Treuhand GmbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
Verwaltung Vierundfünfzigste Sachwert Rendite-Fonds Holland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Zehnte Sachwert Rendite-Fonds Deutschland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Zweite MPC Real Estate Opportunity Private Placement Amerika GmbH, Quickborn	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Zweite MPC Sachwert Rendite-Fonds Opportunity Amerika GmbH, Quickborn	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Zweite Reefer-Flottenfonds GmbH, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
Verwaltung Zweite Sachwert Rendite-Fonds Deutschland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Zweiundsiebzigste Sachwert Rendite-Fonds Holland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltungsgesellschaft Achte MPC Global Equity mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft Duisburg Invest mbH, Hamburg	Germany	100%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
Verwaltungsgesellschaft Elfte Private Equity GmbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Global Equity Step by Step II mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Global Equity Step by Step III mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Global Equity Step by Step IV mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Global Equity Step by Step mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Rendite-Fonds Leben plus VI mbH, Quickborn	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Rendite-Fonds Leben plus VII mbH, Quickborn	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Rendite-Fonds Leben plus spezial IV mbH, Quickborn	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Rendite-Fonds Leben plus spezial V mbH, Quickborn	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft Neunte Global Equity mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft Oil Rig Plus mbH, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
Verwaltungsgesellschaft Siebte MPC Global Equity mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Zweite MPC Best Select Company Plan Managementgesellschaft mbH, Quickborn	Germany	100%	MPC Investment Services GmbH, Hamburg

Charterer concentration:

During the years ended December 31, 2022, 2023 and 2024, charterers that individually accounted for more than 10% of the Company’s total vessel revenues (as percentages of total vessel revenues), all derived from the Company’s dry bulk and containers segments, were as follows:

Charterer	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
A	31%	42%	41%
B	18%	28%	30%
C	—%	—%	10%
D	—%	10%	—%
E	26%	—%	—%
Total	75%	80%	81%